Fair Value Measurements - Categorization of Investments and Certain Other Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured At Fair Value	$ 94,195	$ 95,182
Corporate Bonds, Municipal Bonds and Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured At Fair Value	44,630	44,144
Securities Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured At Fair Value	5,522	6,949
Investment Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured At Fair Value	25,508	2,347
Financial Instruments Owned and Pledged as Collateral at Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured At Fair Value	18,535	41,742
Treasury Bills, Municipal Bonds and Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	9,173	9,653
Level I [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured At Fair Value	47,837	49,289
Cash and Cash Equivalents	549,351	439,111
Level I [Member] | Corporate Bonds, Municipal Bonds and Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured At Fair Value	0	0
Level I [Member] | Securities Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured At Fair Value	3,794	5,200
Level I [Member] | Investment Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured At Fair Value	25,508	2,347
Level I [Member] | Financial Instruments Owned and Pledged as Collateral at Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured At Fair Value	18,535	41,742
Level II [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured At Fair Value	46,358	45,893
Cash and Cash Equivalents	0	0
Level II [Member] | Corporate Bonds, Municipal Bonds and Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured At Fair Value	44,630	44,144
Level II [Member] | Securities Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured At Fair Value	1,728	1,749
Level II [Member] | Investment Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured At Fair Value	0	0
Level II [Member] | Financial Instruments Owned and Pledged as Collateral at Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured At Fair Value	0	0
Level III [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured At Fair Value	0	0
Cash and Cash Equivalents	0	0
Level III [Member] | Corporate Bonds, Municipal Bonds and Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured At Fair Value	0	0
Level III [Member] | Securities Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured At Fair Value	0	0
Level III [Member] | Investment Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured At Fair Value	0	0
Level III [Member] | Financial Instruments Owned and Pledged as Collateral at Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured At Fair Value	$ 0	$ 0